Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Capital Lease Obligations
Capital Lease Obligations

	As at	As at
	December 31, 2018	December 31, 2017
	$	$
Total obligations related to capital leases	375,289	148,908
Less: current portion	(20,896)	(7,227)
Long-term obligations related to capital leases	354,393	141,681

Schedule of Future Minimum Lease Payments for Capital Leases
As at December 31, 2018, the total remaining commitments under the 14 capital leases for Suezmax, Aframax and LR2 product tankers were approximately $557.1 million, including imputed interest of $181.8 million, repayable from 2019 through 2030, as indicated below:

Year	Commitment
2019	$47,962
2020	$47,373
2021	$47,237
2022	$47,230
2023	$47,222
Thereafter	$320,064